Long Term Debt - Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	May 02, 2012 7.625% Senior Notes due 2022	Jun. 30, 2012 7.625% Senior Notes due 2022	Jun. 30, 2012 7.625% Senior Notes due 2022 Up to 7.5 Years Prior To Maturity	Jan. 18, 2007 8.875% Senior Notes due 2017	Jun. 30, 2012 8.875% Senior Notes due 2017	Dec. 31, 2011 8.875% Senior Notes due 2017	Dec. 31, 2010 8.875% Senior Notes due 2017	Dec. 31, 2009 8.875% Senior Notes due 2017	Sep. 16, 2010 9.875% Senior Notes due 2020	Dec. 31, 2011 9.875% Senior Notes due 2020	Dec. 31, 2010 9.875% Senior Notes due 2020	Jun. 30, 2012 9.875% Senior Notes due 2020	Dec. 31, 2011 9.875% Senior Notes due 2020 Up to Seven Years Prior To Maturity	Feb. 22, 2011 8.25% Senior Notes due 2021	Dec. 31, 2011 8.25% Senior Notes due 2021	Jun. 30, 2012 8.25% Senior Notes due 2021	Dec. 31, 2011 8.25% Senior Notes due 2021 Up to 7.5 Years Prior To Maturity	Dec. 31, 2011 8.5% Senior Notes due 2015	Dec. 31, 2010 8.5% Senior Notes due 2015
Debt Instrument [Line Items]
Senior notes						$ 400,000			$ 325,000					$ 300,000					$ 400,000
Senior notes, stated interest rate						7.625%	7.625%		8.875%		8.875%	8.875%		9.875%	9.875%	9.875%	9.875%		8.25%	8.25%	8.25%			8.50%
Maturity date						Nov. 15, 2022			Feb. 01, 2017					Oct. 01, 2020					Sep. 01, 2021
Redemption price 5.5 years prior to maturity date							103.813%
Redemption price 4.5 years prior to maturity date							102.542%
Redemption price 3.5 years prior to maturity date							101.271%
Redemption price 2.5 years prior to maturity date							100.00%
Senior Notes, percentage redeemable with proceeds of equity offering								35.00%										35.00%				35.00%
Senior Notes, redemption price with proceeds of equity offering								107.625%										109.875%				108.25%
Liquidated damages, percentage per annum, first 90 days after Target Registration Date							0.25%
Liquidated damages, maximum percentage per annum							1.00%
Increase in liquidated damages rate for each 90-day period after Target Registration Date							0.25%
Debt issuance costs							8,668				7,316				6,796					8,785
Unamortized debt issuance costs							8,576				4,552	5,221			6,275	6,536				8,329
Amortization of debt issuance costs							92				669	609	556		409	112				456
Loss associated with the refinancing senior notes	21,696	21,696	20,576	20,592	2,241					21,696													20,592
Write off of deferred financing costs										5,887													5,491
Payments of debt extinguishment costs		15,809	15,085	15,101						15,809													15,101
Issue price									99.178%					97.672%
Redemption price five years prior to maturity date											104.49%				104.938%					104.125%
Redemption price four years prior to maturity date											102.96%				103.292%					102.75%
Redemption price three years prior to maturity date											101.48%				101.646%					101.375%
Redemption price two years prior to maturity date											100.00%				100.00%					100.00%
Discount at issuance											2,671				6,984
Accretion of debt discount											$ 243	$ 222	$ 202		$ 424	$ 119
Senior Notes, redemption price in the event of a change of control				101.00%